DISAGGREGATED REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DISAGGREGATED REVENUES
NOTE 9 - DISAGGREGATED REVENUES

Substantially all of the Company’s 2020 revenues are generated in the state of Oklahoma. The Company has a concentration of customers in the water and utilities industries which expose the Company to a concentration of credit risk within a single industry. The customers in these industries are usually owned by local government authorities, reducing the Company’s credit risk. Revenue by type for the three months ended March 31, 2021 and 2020 were as follows:

	Three Months Ended March 31,
	2021	2020
Personal Protective Equipment	$19,494	$-
Construction	77,350	-
Management	244,002	-
Repair & Maintenance	29,790	-
Training Seminars	-	-
	$370,636	$-

	Three Months Ended March 31,
	2021	2020
Personal Protective Equipment	5.3%	*
Construction	20.9%	*
Management	65.8%	*
Repair & Maintenance	8.0%	*
Training Seminars	*	*

Substantially all of the Company’s 2020 revenues were generated in the state of Oklahoma. The Company has a concentration of customers in the water and utilities industries which expose the Company to a concentration of credit risk within a single industry. The customers in these industries are usually owned by local government authorities, reducing the Company’s credit risk.

Revenue by type for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Personal Protective Equipment	76.2%	*
Construction	9.8%	*
Management	12.5%	*
Repair & Maintenance	1.5%	*
Training Seminars	*	100%

Revenue concentrations by customer for the year ended December 31, 2020 was as follows:

	Personal Protective Equipment	Construction	Management	Repair & Maintenance	Total
Customer A	44.4%	*	*	*	33.8%
Customer B	39.7%	*	*	*	30.2%
Customer C	*	*	52.9%	*	*
Customer D	*	*	14.3%	35.2%	*
Customer E	*	31.1%	*	*	*
Customer F	*	28.4%	*	*	*
Customer G	*	18.5%	*	*	*
Customer H	*	*	*	24.9%	*
Customer I	*	*	*	13.7%	*
Customer J	*	*	*	12.3%	*

Accounts receivable concentrations by customer as of December 31, 2020 and 2019 were as follows:

	2020	2019
Customer E	38.9%	*
Customer K	18.2%	*
Customer C	13.0%	*

* = Less than 10%